Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Loss Contingencies [Line Items]
Rent expense	$ 0.4	$ 0.4
Minimum
Loss Contingencies [Line Items]
Term of warranties on certain product sales	12 months
Maximum
Loss Contingencies [Line Items]
Term of warranties on certain product sales	24 months